Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 3,869,769	₩ 4,436,194	₩ 4,866,092
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,559,689
800MHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2021-07
Completion of amortization	2026-06
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 197,620
Description	LTE service
1.8GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2021-12
Completion of amortization	2026-12
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 520,100
Description	LTE service
2.6GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 607,090
Description	LTE service
2.1GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2021-12
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 390,882
Description	W-CDMA and LTE service
3.5GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2019-04
Completion of amortization	2028-11
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 833,034
Description	5G service
28GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Commencement of amortization	2021-01
Completion of amortization	2023-11
28GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 10,963
Description	5G service